INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2014	2013	2012
Net loss for the year before income tax	$(3,949,000)	$(7,906,000)	$(8,998,000)
Combined federal and provincial tax rate	26%	25%	26%

Expected income tax recovery	(1,020,000)	(1,977,000)	(2,373,000)
Items not deductible for tax purposes	21,000	218,000	168,000
Financing fees charged to equity	-	-	(247,000)
Effect of foreign exchange changes and	656,000	39,000	-
adjustments
Re-domicile tax effect	-	-	(1,420,000)
Change in valuation allowance	357,189	1,742,119	3,763,000
Income tax provision	$14,189	$22,119	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2014	2013
Capital assets and cumulative eligible capital	$22,000	$36,000
Mineral resource expenditures	5,721,000	5,721,000
Financing costs	189,000	170,000
Non-capital losses-Canada	3,591,000	3,251,000
Less: valuation allowance	(9,535,000)	(9,178,000)
	$-	$-

Summary of Tax Credit Carryforwards [Table Text Block]
2015	$454,000
2026	815,000
2027	480,000
2028	525,000
2029	1,313,000
2030	1,908,000
2031	2,296,000
2032	1,632,000
2033	2,213,000
2034	. 2,177,000
$13,813,000

ARGENTINA [Member]
Summary of Tax Credit Carryforwards [Table Text Block]
2015	51,000
2016	159,000
2017	872,000
2018	741,000
2019	357,000

$2,180,000